Trade and other receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Trade and other receivables
Trade and other receivables

7.Trade and other receivables

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Trade receivables	624	4
Goods and Service Tax receivable	170	204
Other receivables	171	106
	965	314

8.Trade and other receivables

	Year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Trade receivables	$4	$4
Goods and Service Tax receivable	204	77
Other receivables	106	—
	$314	$81

The trade receivables are recognised at their carrying value less any expected credit losses. Vast’s average credit period is 30 days. Expected credit losses are recognised against trade receivables based on specific irrecoverable amounts determined by reference to past default experience of the counterparty and an analysis of the counterparty’s current financial position. The primary customers of Vast are Government organisations and a large Australian state-owned electricity generator. There have been no issues with payment collections or any experiences of default with Vast’s customers. Accordingly, there are no expected credit losses for 2023 and 2022.